Short-term Loans	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
SHORT-TERM LOANS

NOTE 14–SHORT-TERM LOANS

Short-term loans consisted of the following:

	December 31, 2022	December 31, 2021
Hunyuan Rural Credit Cooperative Association (1)	$725,000	$784,500
Bank of Jiangsu (2)	362,500	784,500
Huaxia Bank (3)	231,990	784,500
Total	$1,319,490	$2,353,500

(1)	On December 6, 2021, Datong Ruisheng entered into a bank loan agreement with Hunyuan Rural Credit Cooperative Association to borrow approximately $0.8 million (RMB5 million) as working capital loan for a term of one year. The loan bears a fixed interest rate of 7.3590% per annum. The loan is guaranteed by Beijing REIT. On December 4, 2022, the Company extended the loan to December 1, 2023. The extended loan bears a fixed interest rate of 7.05% per annum.

(2)	On September 3, 2021, Xinyi REIT entered into a new line of credit agreement with Bank of Jiangsu. The agreement allows Xinyi REIT to obtain loans up to RMB 5 million for use as working capital between September 3, 2021 and August 26, 2022. The Company signed a bank loan agreement with Bank of Jiangsu to borrow $0.8 million (RMB5 million) on September 3, 2021 for a year with a monthly interest rate of 4.55%. The loan is guaranteed by Mr. Huizhen Hou and Mr. Dapeng Zhou. Meanwhile, Xinyi REIT also pledged land use right of 74,254.61 square meters with carrying value of RMB 9.4 million (approximately $1.4 million) as collateral to safeguard the loan. The loan was fully repaid in September 2022. The Company signed another bank loan agreement with Bank of Jiangsu to borrow $0.7 million (RMB4.5 million) on September 20, 2022 for a period of six months, with a fixed interest rate of 4.55%. The loan was fully repaid in March 2023.

(3)	On November 19, 2021, Beijing REIT entered into a new line of credit agreement with Huaxia Bank. The agreement allows Beijing REIT to obtain loans to approximately $0.8 million (RMB5 million) for use as working capital between November 19, 2021 and November 19, 2022 for a term of one year. The loan bears a fixed interest rate of 5.655% per annum. The loan is guaranteed by Beijing Zhongguancun Technology Financing Guarantee Co., Ltd. The Company repaid RMB3.4 million (approximately$0.5 million) in December 2022. The remaining balance was fully repaid in January 2023.

For the years ended December 31, 2022, 2021 and 2020, interest expense on all short-term loans amounted to $132,921, $372,881 and $473,845, respectively.